Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Supplementary Cash Flow Information	Supplementary Cash Flow Information
Cash, cash equivalents and bank overdrafts as presented in the consolidated statements of cash flows excludes restricted cash and cash equivalents that are amounts primarily required to be maintained on deposit with various regulatory authorities to support the operations of the insurance and reinsurance subsidiaries. Cash equivalents are comprised of treasury bills and other eligible bills.

	December 31, 2020
	Unrestricted cash and cash equivalents included in the consolidated statement of cash flows			Restricted cash and cash equivalents			Cash and cash equivalents included on the consolidated balance sheet
	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total
Holding company cash and investments	81.9	192.3	274.2	5.8	—	5.8	87.7	192.3	280.0
Subsidiary cash and short term investments	2,736.0	1,398.6	4,134.6	349.4	402.5	751.9	3,085.4	1,801.1	4,886.5
Fairfax India	36.0	22.3	58.3	31.9	—	31.9	67.9	22.3	90.2
	2,853.9	1,613.2	4,467.1	387.1	402.5	789.6	3,241.0	2,015.7	5,256.7

	December 31, 2019
	Unrestricted cash and cash equivalents included in the consolidated statement of cash flows			Restricted cash and cash equivalents			Cash and cash equivalents included on the consolidated balance sheet
	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total
Holding company cash and investments	98.8	84.5	183.3	0.6	—	0.6	99.4	84.5	183.9
Subsidiary cash and short term investments	1,934.7	1,355.0	3,289.7	469.4	195.4	664.8	2,404.1	1,550.4	3,954.5
Fairfax India	67.0	19.1	86.1	18.6	—	18.6	85.6	19.1	104.7
Fairfax Africa	77.9	0.8	78.7	7.5	—	7.5	85.4	0.8	86.2
Assets held for sale (note 23)	160.5	65.0	225.5	54.0	4.2	58.2	214.5	69.2	283.7
	2,338.9	1,524.4	3,863.3	550.1	199.6	749.7	2,889.0	1,724.0	4,613.0
Details of certain cash flows included in the consolidated statement of cash flows for the years ended December 31 were as follows:

	2020	2019
Net (purchases) sales of securities classified at FVTPL
Short term investments	(2,138.1)	(4,646.5)
Bonds	287.2	3,618.7
Preferred stocks	(24.5)	(52.4)
Common stocks	18.4	898.3
Net Derivatives	(479.2)	(184.8)
	(2,336.2)	(366.7)

Changes in operating assets and liabilities
Net increase in restricted cash and cash equivalents	(187.8)	(170.3)
Provision for losses and loss adjustment expenses	1,884.3	1,171.5
Provision for unearned premiums	1,243.2	893.9
Insurance contract receivables	(496.7)	(383.9)
Insurance contract payables	441.9	616.5
Recoverable from reinsurers	(898.8)	(1,112.3)
Other receivables	104.9	192.4
Accounts payable and accrued liabilities	(45.4)	3.8
Other	(172.4)	(297.0)
	1,873.2	914.6

Net interest and dividends received
Interest and dividends received	789.8	819.2
Interest paid on borrowings	(370.4)	(376.9)
Interest paid on lease liabilities	(62.4)	(60.4)
	357.0	381.9

Net income taxes paid	(63.3)	(178.9)